Schedule of Original and Restated Statement of Changes in Temporary Equity and Stockholders Deficit (Details) - USD ($) $ in Thousands				1 Months Ended		3 Months Ended							9 Months Ended			12 Months Ended
		Nov. 07, 2023	Nov. 07, 2023	Sep. 30, 2024	Jan. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023		Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Balance					$ (13,442)	$ (19,187)	$ (15,701)	$ (13,442)	$ (39,055)	$ (31,899)	$ (26,359)		$ (13,442)	$ (26,359)		$ (26,359)		$ (7,052)
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options																		$ 8
Exercise of stock options, shares																613,510,000		6,648,000
Issuance of Series A-2 Preferred Stock					$ 200			242								$ 16
Issuance of Series A-2 Preferred Stock. shares		20,000,000	543,057		277,778
Issuance of OMN warrants in conjunction with convertible promissory notes									4,285	2,165	1,935					9,207		$ 8,073
Exercise of OMN warrants upon Business Combination
Conversion of preferred stock to common stock upon Business Combination
Conversion of OMN convertible promissory notes upon Business Combination																47,936
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs																(11,937)
Stock-based compensation expense						207	103	137	798	280	368					1,475		1,865
Issuance of OMN warrants to board of directors																		1,198
Net loss						(2,058)	(3,589)	(2,109)	(13,840)	(9,601)	(7,843)		(7,755)	(31,284)		(33,780)	[1]	(30,451)	[2]
Balance				$ (14,268)		(14,268)	(19,187)	(15,701)	(47,796)	(39,055)	(31,899)		(14,268)	(47,796)		(13,442)		(26,359)
Common Stock [Member]
Balance					$ 2	$ 2	$ 2	$ 2					$ 2
Balance, shares					23,572,232	24,050,010	23,850,010	23,572,232	4,210,445	4,033,170	4,033,170		23,572,232	4,033,170		4,033,170		4,342,666
Retroactive application of recapitalization due to Business Combination
Retroactive application of recapitalization due to Business Combination, shares																		(493,420)
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares									88,638	177,275						265,914		177,276
Exercise of stock options
Exercise of stock options, shares																543,056		6,648
Issuance of Series A-2 Preferred Stock
Issuance of Series A-2 Preferred Stock. shares				526,312				277,778
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN warrants upon Business Combination
Exercise of OMN warrants upon Business Combination, shares																3,420,945
Conversion of preferred stock to common stock upon Business Combination																$ 1
Conversion of preferred stock to common stock upon Business Combination, shares																6,261,553
Conversion of OMN convertible promissory notes upon Business Combination																$ 1
Conversion of OMN convertible promissory notes upon Business Combination, shares																5,475,362
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs, shares																3,572,232
Stock-based compensation expense
Net loss
Balance				$ 2		$ 2	$ 2	$ 2					$ 2			$ 2
Balance, shares		6,261,553	6,261,553	28,175,172		28,175,172	24,050,010	23,850,010	4,299,083	4,210,445	4,033,170		28,175,172	4,299,083		23,572,232		4,033,170
Additional Paid-in Capital [Member]
Balance					$ 77,996	$ 78,478	$ 78,375	$ 77,996	$ 18,405	$ 15,960	$ 13,657		$ 77,996	$ 13,657		$ 13,657		$ 2,513
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options																		8
Issuance of Series A-2 Preferred Stock								242
Issuance of OMN warrants in conjunction with convertible promissory notes									4,285	2,165	1,935					9,207		8,073
Exercise of OMN warrants upon Business Combination
Conversion of preferred stock to common stock upon Business Combination																17,659
Conversion of OMN convertible promissory notes upon Business Combination																47,935
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs																(11,937)
Stock-based compensation expense						207	103	137	798	280	368					1,475		1,865
Issuance of OMN warrants to board of directors																		1,198
Net loss
Balance				$ 85,455		85,455	78,478	78,375	23,488	18,405	15,960		85,455	23,488		77,996		13,657
Retained Earnings [Member]
Balance					(91,440)	(97,138)	(93,549)	(91,440)	(75,104)	(65,503)	(57,660)		(91,440)	(57,660)		(57,660)		(27,209)
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of Series A-2 Preferred Stock
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN warrants upon Business Combination
Conversion of preferred stock to common stock upon Business Combination
Conversion of OMN convertible promissory notes upon Business Combination
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Stock-based compensation expense
Issuance of OMN warrants to board of directors
Net loss						(2,058)	(3,589)	(2,109)	(13,840)	(9,601)	(7,843)					(33,780)		(30,451)
Balance				(99,196)		(99,196)	(97,138)	(93,549)	(88,944)	(75,104)	(65,503)		(99,196)	(88,944)		(91,440)		(57,660)
Temporary Equity [Member]
Balance									17,644	17,644	17,644			17,644		17,644		17,644
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of Series A-2 Preferred Stock																16
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN warrants upon Business Combination
Conversion of preferred stock to common stock upon Business Combination																(17,660)
Conversion of OMN convertible promissory notes upon Business Combination
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Stock-based compensation expense
Issuance of OMN warrants to board of directors
Net loss
Balance									17,660	17,644	17,644			17,660				17,644
Temporary Equity [Member] | Series A-2 Preferred Stock [Member]
Balance									$ 9,634	$ 9,634	$ 9,634			$ 9,634		$ 9,634		$ 9,634
Balance, shares									3,415,923	3,415,923	3,415,923			3,415,923		3,415,923		3,853,797
Retroactive application of recapitalization due to Business Combination
Retroactive application of recapitalization due to Business Combination, shares																		(437,874)
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of Series A-2 Preferred Stock																$ 16
Issuance of Series A-2 Preferred Stock. shares																5,673
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN warrants upon Business Combination
Conversion of preferred stock to common stock upon Business Combination																$ (9,650)
Conversion of preferred stock to common stock upon Business Combination, shares																(3,421,596)
Conversion of OMN convertible promissory notes upon Business Combination
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Stock-based compensation expense
Issuance of OMN warrants to board of directors
Net loss
Balance									$ 9,650	$ 9,634	$ 9,634			$ 9,650				$ 9,634
Balance, shares									3,421,596	3,415,923	3,415,923			3,421,596				3,415,923
Temporary Equity [Member] | Series A-1 Preferred Stock [Member]
Balance									$ 8,010	$ 8,010	$ 8,010			$ 8,010		$ 8,010		$ 8,010
Balance, shares									2,839,957	2,839,957	2,839,957			2,839,957		2,839,957		3,204,000
Retroactive application of recapitalization due to Business Combination
Retroactive application of recapitalization due to Business Combination, shares																		(364,043)
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of Series A-2 Preferred Stock
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN warrants upon Business Combination
Conversion of preferred stock to common stock upon Business Combination																$ (8,010)
Conversion of preferred stock to common stock upon Business Combination, shares																(2,839,957)
Conversion of OMN convertible promissory notes upon Business Combination
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Stock-based compensation expense
Issuance of OMN warrants to board of directors
Net loss
Balance									$ 8,010	$ 8,010	$ 8,010			$ 8,010				$ 8,010
Balance, shares									2,839,957	2,839,957	2,839,957			2,839,957				2,839,957
Previously Reported [Member]
Balance					$ (12,859)			(12,859)			$ 9,273		(12,859)	$ 9,273		$ 9,273		$ 14,438
Retroactive application of recapitalization due to Business Combination																		(534)
Issuance of common shares in exchange for services																		200
Exercise of stock options																		7
Issuance of Series A-2 Preferred Stock
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN stock options upon Business Combination																613
Exercise of OMN warrants upon Business Combination																3,859
Conversion of OMN convertible loans upon Business Combination																6,178
Conversion of OMN convertible promissory notes upon Business Combination																7,058
Private OneMedNet to ONMD Public Shares																(2,257)
Issuance of PIPE warrants																101
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs																746
Common stock redemption																(28,750)
Stock-based compensation expense																1,893		1,392
Retained earnings adjustment																11,633
Issuance of OMN warrants to board of directors
Net loss																(23,206)	[1]	(6,230)	[2]
Balance																(12,859)		9,273
Previously Reported [Member] | Common Stock [Member]
Balance					$ 3			$ 3			$ 1		$ 3	$ 1		$ 1		$ 1
Balance, shares					23,572,232			23,572,232			9,388,958		23,572,232	9,388,958		9,388,958		7,802,941
Retroactive application of recapitalization due to Business Combination
Retroactive application of recapitalization due to Business Combination, shares																		1,378,517
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares																	[3]	200,000
Exercise of stock options
Exercise of stock options, shares																		7,500
Issuance of Series A-2 Preferred Stock
Issuance of Series A-2 Preferred Stock. shares
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN stock options upon Business Combination
Exercise of OMN stock options upon Business Combination, shares																612,670
Exercise of OMN warrants upon Business Combination
Exercise of OMN warrants upon Business Combination, shares																3,859,464
Conversion of OMN convertible loans upon Business Combination																$ 1
Conversion of OMN convertible loans upon Business Combination, shares																6,177,229
Conversion of OMN convertible promissory notes upon Business Combination																$ 1
Conversion of OMN convertible promissory notes upon Business Combination, shares																7,057,797
Private OneMedNet to ONMD Public Shares
Private OneMedNet to ONMD Public Shares, shares																(2,257,326)
Issuance of PIPE warrants
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs, shares																(1,266,560)
Common stock redemption
Stock-based compensation expense
Retained earnings adjustment
Issuance of OMN warrants to board of directors
Net loss
Balance																$ 3		$ 1
Balance, shares																23,572,232		9,388,958
Previously Reported [Member] | Commitment [Member]
Balance											$ 28,750			$ 28,750		$ 28,750		$ 28,750
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of Series A-2 Preferred Stock
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN stock options upon Business Combination
Exercise of OMN warrants upon Business Combination
Conversion of OMN convertible loans upon Business Combination
Conversion of OMN convertible promissory notes upon Business Combination
Private OneMedNet to ONMD Public Shares
Issuance of PIPE warrants
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Common stock redemption																(28,750)
Stock-based compensation expense
Retained earnings adjustment
Issuance of OMN warrants to board of directors
Net loss
Balance																		28,750
Previously Reported [Member] | Additional Paid-in Capital [Member]
Balance					42,221			42,221			24,032		42,221	24,032		24,032		19,607
Retroactive application of recapitalization due to Business Combination																		2,826
Issuance of common shares in exchange for services																		200
Exercise of stock options																		7
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN stock options upon Business Combination																613
Exercise of OMN warrants upon Business Combination																3,859
Conversion of OMN convertible loans upon Business Combination																6,177
Conversion of OMN convertible promissory notes upon Business Combination																7,057
Private OneMedNet to ONMD Public Shares																(2,257)
Issuance of PIPE warrants																101
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs																746
Stock-based compensation expense																1,893		1,392
Issuance of OMN warrants to board of directors
Net loss
Balance																42,221		24,032
Previously Reported [Member] | Retained Earnings [Member]
Balance					(55,083)			(55,083)			(43,510)		(55,083)	(43,510)		(43,510)		(33,920)
Retroactive application of recapitalization due to Business Combination																		(3,360)
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of Series A-2 Preferred Stock
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN stock options upon Business Combination
Exercise of OMN warrants upon Business Combination
Conversion of OMN convertible loans upon Business Combination
Conversion of OMN convertible promissory notes upon Business Combination
Private OneMedNet to ONMD Public Shares
Issuance of PIPE warrants
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Common stock redemption
Stock-based compensation expense
Retained earnings adjustment																11,633
Issuance of OMN warrants to board of directors
Net loss																(23,206)		(6,230)
Balance																(55,083)		(43,510)
Previously Reported [Member] | Temporary Equity [Member]
Balance
Balance
Previously Reported [Member] | Temporary Equity [Member] | Series A-2 Preferred Stock [Member]
Balance
Balance, shares											3,853,797			3,853,797		3,853,797		3,853,797
Conversion of OMN convertible promissory notes upon Business Combination, shares																(3,853,797)
Balance
Balance, shares																		3,853,797
Previously Reported [Member] | Temporary Equity [Member] | Series A-1 Preferred Stock [Member]
Balance
Balance, shares											3,204,000			3,204,000		3,204,000		3,204,000
Conversion of OMN convertible promissory notes upon Business Combination, shares																(3,204,000)
Balance
Balance, shares																		3,204,000
Revision of Prior Period, Reclassification, Adjustment [Member]
Balance					$ (583)			$ (583)			$ (35,632)	[4]	$ (583)	$ (35,632)	[4]	$ (35,632)	[4]	$ (21,490)	[5]
Retroactive application of recapitalization due to Business Combination	[6]																	534
Issuance of common shares in exchange for services																	[3]	(200)	[6]
Exercise of stock options	[6]																	1
Issuance of Series A-2 Preferred Stock	[3]															16
Issuance of OMN warrants in conjunction with convertible promissory notes																9,207	[7]	8,073	[8]
Exercise of OMN stock options upon Business Combination	[9]															(613)
Exercise of OMN warrants upon Business Combination	[9]															(3,859)
Conversion of preferred stock to common stock upon Business Combination	[9]															(7,058)
Conversion of OMN convertible promissory notes upon Business Combination	[9]															41,758
Private OneMedNet to ONMD Public Shares	[9]															2,257
Issuance of PIPE warrants	[7]															(101)
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs	[4]															(12,683)
Common stock redemption	[4]															28,750
Stock-based compensation expense																(418)	[10]	473	[11]
Retained earnings adjustment	[4]															(11,633)
Issuance of OMN warrants to board of directors	[12]																	1,198
Net loss																(10,574)	[1],[13]	(24,221)	[2],[14]
Balance																(583)		(35,632)	[4]
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Stock [Member]
Balance					$ (1)			$ (1)			$ (1)	[4]	$ (1)	$ (1)	[4]	$ (1)	[4]	$ (1)	[5]
Balance, shares											(5,355,788)	[4]		(5,355,788)	[4]	(5,355,788)	[4]	(3,460,275)	[5]
Retroactive application of recapitalization due to Business Combination	[6]
Retroactive application of recapitalization due to Business Combination, shares	[6]																	(1,871,937)
Issuance of common shares in exchange for services																	[3]		[6]
Issuance of common shares in exchange for services, shares																265,914	[3]	(22,724)	[6]
Exercise of stock options	[6]
Exercise of stock options, shares	[6]																	(852)
Issuance of Series A-2 Preferred Stock	[3]
Issuance of OMN warrants in conjunction with convertible promissory notes																	[7]		[8]
Exercise of OMN stock options upon Business Combination	[9]
Exercise of OMN stock options upon Business Combination, shares	[9]															(69,614)
Exercise of OMN warrants upon Business Combination	[9]
Exercise of OMN warrants upon Business Combination, shares	[9]															(438,519)
Conversion of preferred stock to common stock upon Business Combination	[9]
Conversion of preferred stock to common stock upon Business Combination, shares	[9]															(796,244)
Conversion of OMN convertible promissory notes upon Business Combination	[9]
Conversion of OMN convertible promissory notes upon Business Combination, shares	[9]															(701,867)
Private OneMedNet to ONMD Public Shares	[9]
Private OneMedNet to ONMD Public Shares, shares	[9]															2,257,326
Issuance of PIPE warrants	[7]
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs	[4]
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs, shares	[4]															4,838,792
Common stock redemption	[4]
Stock-based compensation expense																	[10]		[11]
Retained earnings adjustment	[4]
Issuance of OMN warrants to board of directors	[12]
Net loss																	[13]		[14]
Balance																$ (1)		$ (1)	[4]
Balance, shares																		(5,355,788)	[4]
Revision of Prior Period, Reclassification, Adjustment [Member] | Commitment [Member]
Balance											$ (28,750)	[4]		$ (28,750)	[4]	$ (28,750)	[4]	$ (28,750)	[5]
Retroactive application of recapitalization due to Business Combination	[6]
Issuance of common shares in exchange for services																	[3]		[6]
Exercise of stock options	[6]
Issuance of Series A-2 Preferred Stock	[3]
Issuance of OMN warrants in conjunction with convertible promissory notes																	[7]		[8]
Exercise of OMN stock options upon Business Combination	[9]
Exercise of OMN warrants upon Business Combination	[9]
Conversion of preferred stock to common stock upon Business Combination	[9]
Conversion of OMN convertible promissory notes upon Business Combination	[9]
Private OneMedNet to ONMD Public Shares	[9]
Issuance of PIPE warrants	[7]
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs	[4]
Common stock redemption	[4]															28,750
Stock-based compensation expense																	[10]		[11]
Retained earnings adjustment	[4]
Issuance of OMN warrants to board of directors	[12]
Net loss																	[13]		[14]
Balance																		(28,750)	[4]
Revision of Prior Period, Reclassification, Adjustment [Member] | Additional Paid-in Capital [Member]
Balance					35,775			35,775			(10,375)	[4]	35,775	(10,375)	[4]	(10,375)	[4]	(17,094)	[5]
Retroactive application of recapitalization due to Business Combination	[6]																	(2,826)
Issuance of common shares in exchange for services																	[3]	(200)	[6]
Exercise of stock options	[6]																	1
Issuance of Series A-2 Preferred Stock	[3]
Issuance of OMN warrants in conjunction with convertible promissory notes																9,207	[7]	8,073	[8]
Exercise of OMN stock options upon Business Combination	[9]															(613)
Exercise of OMN warrants upon Business Combination	[9]															(3,859)
Conversion of preferred stock to common stock upon Business Combination	[9]															10,602
Conversion of OMN convertible promissory notes upon Business Combination	[9]															41,758
Private OneMedNet to ONMD Public Shares	[9]															2,257
Issuance of PIPE warrants	[7]															(101)
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs	[4]															(12,683)
Common stock redemption	[4]
Stock-based compensation expense																(418)	[10]	473	[11]
Retained earnings adjustment	[4]
Issuance of OMN warrants to board of directors	[12]																	1,198
Net loss																	[13]		[14]
Balance																35,775		(10,375)	[4]
Revision of Prior Period, Reclassification, Adjustment [Member] | Retained Earnings [Member]
Balance					(36,357)			(36,357)			(14,150)	[4]	(36,357)	(14,150)	[4]	(14,150)	[4]	6,711	[5]
Retroactive application of recapitalization due to Business Combination	[6]																	3,360
Issuance of common shares in exchange for services																	[3]		[6]
Exercise of stock options	[6]
Issuance of Series A-2 Preferred Stock	[3]
Issuance of OMN warrants in conjunction with convertible promissory notes																	[7]		[8]
Exercise of OMN stock options upon Business Combination	[9]
Exercise of OMN warrants upon Business Combination	[9]
Conversion of preferred stock to common stock upon Business Combination	[9]
Conversion of OMN convertible promissory notes upon Business Combination	[9]
Private OneMedNet to ONMD Public Shares	[9]
Issuance of PIPE warrants	[7]
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs	[4]
Common stock redemption	[4]
Stock-based compensation expense																	[10]		[11]
Retained earnings adjustment	[4]															(11,633)
Issuance of OMN warrants to board of directors	[12]
Net loss																(10,574)	[13]	(24,221)	[14]
Balance																(36,357)		(14,150)	[4]
Revision of Prior Period, Reclassification, Adjustment [Member] | Temporary Equity [Member]
Balance											17,644	[4]		17,644	[4]	17,644	[4]	17,644	[5]
Issuance of Series A-2 Preferred Stock	[3]															16
Conversion of preferred stock to common stock upon Business Combination	[9]															(17,660)
Balance																		17,644	[4]
Revision of Prior Period, Reclassification, Adjustment [Member] | Temporary Equity [Member] | Series A-2 Preferred Stock [Member]
Balance											$ 9,634	[4]		$ 9,634	[4]	$ 9,634	[4]	$ 9,634	[5]
Balance, shares											(437,874)	[4]		(437,874)	[4]	(437,874)	[4]		[5]
Retroactive application of recapitalization due to Business Combination, shares	[6]																	(437,874)
Issuance of Series A-2 Preferred Stock	[3]															$ 16
Issuance of Series A-2 Preferred Stock. shares	[3]															5,673
Conversion of preferred stock to common stock upon Business Combination	[9]															$ (9,650)
Conversion of preferred stock to common stock upon Business Combination, shares	[9]															432,201
Balance																		$ 9,634	[4]
Balance, shares																		(437,874)	[4]
Revision of Prior Period, Reclassification, Adjustment [Member] | Temporary Equity [Member] | Series A-1 Preferred Stock [Member]
Balance											$ 8,010	[4]		$ 8,010	[4]	$ 8,010	[4]	$ 8,010	[5]
Balance, shares											(364,043)	[4]		(364,043)	[4]	(364,043)	[4]		[5]
Retroactive application of recapitalization due to Business Combination, shares	[6]																	(364,043)
Conversion of preferred stock to common stock upon Business Combination	[9]															$ (8,010)
Conversion of preferred stock to common stock upon Business Combination, shares	[9]															364,043
Balance																		$ 8,010	[4]
Balance, shares																		(364,043)	[4]
Restated [Member]
Balance					$ (13,442)			$ (13,442)			$ (26,359)		$ (13,442)	$ (26,359)		$ (26,359)
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of Series A-2 Preferred Stock																16
Issuance of OMN warrants in conjunction with convertible promissory notes																9,207
Exercise of OMN warrants upon Business Combination
Conversion of preferred stock to common stock upon Business Combination
Conversion of OMN convertible promissory notes upon Business Combination																47,936
Private OneMedNet to ONMD Public Shares
Issuance of PIPE warrants
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs																(11,937)
Common stock redemption
Stock-based compensation expense																1,475
Retained earnings adjustment
Net loss																(33,780)
Balance																(13,442)		$ (26,359)
Restated [Member] | Common Stock [Member]
Balance					$ 2			$ 2					$ 2
Balance, shares					23,572,232			23,572,232			4,033,170		23,572,232	4,033,170		4,033,170
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares																265,914
Exercise of stock options
Exercise of stock options, shares																543,056
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN warrants upon Business Combination
Exercise of OMN warrants upon Business Combination, shares																3,420,945
Conversion of preferred stock to common stock upon Business Combination																$ 1
Conversion of preferred stock to common stock upon Business Combination, shares																6,261,553
Conversion of OMN convertible promissory notes upon Business Combination																$ 1
Conversion of OMN convertible promissory notes upon Business Combination, shares																5,475,362
Private OneMedNet to ONMD Public Shares
Issuance of PIPE warrants
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs, shares																3,572,232
Common stock redemption
Stock-based compensation expense
Retained earnings adjustment
Net loss
Balance																$ 2
Balance, shares																23,572,232		4,033,170
Restated [Member] | Commitment [Member]
Balance
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN warrants upon Business Combination
Private OneMedNet to ONMD Public Shares
Issuance of PIPE warrants
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Common stock redemption
Stock-based compensation expense
Retained earnings adjustment
Net loss
Balance
Restated [Member] | Additional Paid-in Capital [Member]
Balance					77,996			77,996			13,657		77,996	13,657		13,657
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of OMN warrants in conjunction with convertible promissory notes																9,207
Exercise of OMN warrants upon Business Combination
Conversion of preferred stock to common stock upon Business Combination																17,659
Conversion of OMN convertible promissory notes upon Business Combination																47,935
Private OneMedNet to ONMD Public Shares
Issuance of PIPE warrants
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs																(11,937)
Common stock redemption
Stock-based compensation expense																1,475
Retained earnings adjustment
Net loss
Balance																77,996		13,657
Restated [Member] | Retained Earnings [Member]
Balance					(91,440)			(91,440)			(57,660)		(91,440)	(57,660)		(57,660)
Issuance of common shares in exchange for services
Exercise of stock options
Issuance of OMN warrants in conjunction with convertible promissory notes
Exercise of OMN warrants upon Business Combination
Private OneMedNet to ONMD Public Shares
Issuance of PIPE warrants
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs
Common stock redemption
Stock-based compensation expense
Retained earnings adjustment
Net loss																(33,780)
Balance																(91,440)		(57,660)
Restated [Member] | Temporary Equity [Member]
Balance											17,644			17,644		17,644
Issuance of Series A-2 Preferred Stock																16
Conversion of preferred stock to common stock upon Business Combination																(17,660)
Balance																		17,644
Restated [Member] | Temporary Equity [Member] | Series A-2 Preferred Stock [Member]
Balance											$ 9,634			$ 9,634		$ 9,634
Balance, shares											3,415,923			3,415,923		3,415,923
Issuance of Series A-2 Preferred Stock																$ 16
Issuance of Series A-2 Preferred Stock. shares																5,673
Conversion of preferred stock to common stock upon Business Combination																$ (9,650)
Conversion of preferred stock to common stock upon Business Combination, shares																(3,421,596)
Balance																		$ 9,634
Balance, shares																		3,415,923
Restated [Member] | Temporary Equity [Member] | Series A-1 Preferred Stock [Member]
Balance											$ 8,010			$ 8,010		$ 8,010
Balance, shares											2,839,957			2,839,957		2,839,957
Conversion of preferred stock to common stock upon Business Combination																$ (8,010)
Conversion of preferred stock to common stock upon Business Combination, shares																(2,839,957)
Balance																		$ 8,010
Balance, shares																		2,839,957
As Restated [Member]
Balance											$ (26,359)			$ (26,359)		$ (26,359)		$ (7,052)
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options																		8
Stock-based compensation expense																		1,865
Issuance of OMN warrants to board of directors																		1,198
Net loss																		(30,451)
Balance																		(26,359)
As Restated [Member] | Common Stock [Member]
Balance
Balance, shares											4,033,170			4,033,170		4,033,170		4,342,666
Retroactive application of recapitalization due to Business Combination
Retroactive application of recapitalization due to Business Combination, shares																		(493,420)
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares																		177,276
Exercise of stock options
Exercise of stock options, shares																		6,648
Stock-based compensation expense
Net loss
Balance
Balance, shares																		4,033,170
As Restated [Member] | Commitment [Member]
Balance
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options
Stock-based compensation expense
Net loss
Balance
As Restated [Member] | Additional Paid-in Capital [Member]
Balance											13,657			13,657		13,657		2,513
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options																		8
Stock-based compensation expense																		1,865
Issuance of OMN warrants to board of directors																		1,198
Net loss
Balance																		13,657
As Restated [Member] | Retained Earnings [Member]
Balance											(57,660)			(57,660)		(57,660)		(27,209)
Retroactive application of recapitalization due to Business Combination
Issuance of common shares in exchange for services
Exercise of stock options
Stock-based compensation expense
Issuance of OMN warrants to board of directors
Net loss																		(30,451)
Balance																		(57,660)
As Restated [Member] | Temporary Equity [Member]
Balance											17,644			17,644		17,644		17,644
Balance																		17,644
As Restated [Member] | Temporary Equity [Member] | Series A-2 Preferred Stock [Member]
Balance											$ 9,634			$ 9,634		$ 9,634		$ 9,634
Balance, shares											3,415,923			3,415,923		3,415,923		3,853,797
Retroactive application of recapitalization due to Business Combination, shares																		(437,874)
Balance																		$ 9,634
Balance, shares																		3,415,923
As Restated [Member] | Temporary Equity [Member] | Series A-1 Preferred Stock [Member]
Balance											$ 8,010			$ 8,010		$ 8,010		$ 8,010
Balance, shares											2,839,957			2,839,957		2,839,957		3,204,000
Retroactive application of recapitalization due to Business Combination, shares																		(364,043)
Balance																		$ 8,010
Balance, shares																		2,839,957

[1]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.
[2]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
[3]	Impact of errors related to the accounting and presentation of the recapitalization.
[4]	Cumulative impact of corrections of errors to the prior year.
[5]	Cumulative impact of corrections of errors to the prior year.
[6]	Impact of errors related to the accounting and presentation of the recapitalization.
[7]	Impact of errors related to identification, classification and valuation of equity-classified warrants.
[8]	Impact of errors related to identification, classification and valuation of equity-classified warrants.
[9]	Includes impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
[10]	Impact of errors related to improper valuation of stock compensation expense.
[11]	Impact of errors related to improper valuation of stock compensation expense.
[12]	Impact of error related to identificatoin and recognition of board of director warrante expense.
[13]	Current year impact of corrections of errors to the consolidated statements of operations.
[14]	Current year impact of corrections of errors to the consolidated statements of operations.